Intangible Assets (Details) - Schedule of attribution of impairment loss to group assets - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Schedule of attribution of impairment loss to group assets [Abstract]
Broadcasting rights - less rights utilized (presented under operating and general expenses)	₪ 202	₪ 403
Fixed assets (presented under depreciation, amortization and impairment)	117	559
Intangible assets (presented under depreciation, amortization and impairment)	44	106
Subscriber acquisition (assessed under IFRS 15)		29
Rights of use in leased property (reduced expense presented under depreciation, amortization and impairment)	(1)	3
Total impairment recognized in the statements of DBS	₪ 362	1,100
Customer relations and branding		505
Goodwill		33
Total impairment loss of assets		1,638
Write-off of deferred tax attributed to customer relations and branding		(114)
Total impairment loss of multi-channel television cash-generating unit after tax		₪ 1,524